Exhibit 99.1

Noteholders Report

Crusade Global Trust No. 2 of 2006

Record/Determination Date:  13 August 2007

Payment Date: 15 August 2007

Quarter-end Distribution for the Quarterly Collection Period

from 01 May 2007 to 31 July 2007

Principal Payments This Quarter

	Beginning Invested & Stated Amount	Charge Offs – Current Period	Carryover Charge Offs	Principal Payments	Ending Invested & Stated Amount	Bond Factor
Class A-1 Notes (USD)	1,049,732,427.52	0.00	0.00	69,250,637.80	980,481,789.72	81.706816%
Class A-2 Notes (EUR)	393,649,660.31	0.00	0.00	25,968,989.17	367,680,671.14	81.706816%
Month 1 - Class A3 Notes (AUD) Paid 15 Jun 07	524,866,213.77	0.00	0.00	12,374,751.68	512,491,462.09	85.415244%
Month 2 - Class A3 Notes (AUD) Paid 16 Jul 07	512,491,462.09	0.00	0.00	11,083,053.19	501,408,408.90	83.568068%
Month 3 - Class A3 Notes (AUD) due 15 Aug 07	501,408,408.90	0.00	0.00	11,167,514.02	490,240,894.88	81.706816%
Quarter Total Class A-3 Notes (AUD)	524,866,213.77	0.00	0.00	34,625,318.89	490,240,894.88	81.706816%
Class B Notes (AUD)	53,200,000.00	0.00	0.00	0.00	53,200,000.00	100.000000%
Class C Notes (AUD)	24,300,000.00	0.00	0.00	0.00	24,300,000.00	100.000000%

Coupon Payments This Quarter

	Base Rate	Margin	Coupon Rate	Coupon Payments
Class A-1 Notes (USD)	5.36000%	0.06%	5.42000%	14,539,960.48
Class A-2 Notes (EUR)	4.061%	0.08%	4.14100%	4,165,819.41
Month 1 - Class A3 Notes (AUD) Paid 15 Jun 07	6.3583%	0.16%	6.51830%	2,905,706.81
Month 2 - Class A3 Notes (AUD) Paid 16 Jul 07	6.3283%	0.16%	6.48830%	2,824,141.07
Month 3 - Class A3 Notes (AUD) due 15 Aug 07	6.3450%	0.16%	6.50500%	2,680,817.84
*Quarter Total Class A-3 Notes (AUD)	6.3450%	0.16%	6.50500%	8,410,665.72
Class B Notes (AUD)	6.3900%	0.22%	6.61000%	886,355.72
Class C Notes (AUD)	6.3900%	0.32%	6.71000%	410,982.90

* Rate as at third month

Principal & Interest Carryover Amounts

	Coupon Rate	Carryover Coupon	Carryover Principal	Carryover Charge Offs	Ending Notional Stated Amount
Class A-1 Notes (USD)	0.00	0.00	0.00	0.00	980,481,789.72
Class A-2 Notes (EUR)	0.00	0.00	0.00	0.00	367,680,671.14
Class A-3 Notes (AUD)	0.00	0.00	0.00	0.00	490,240,894.88
Class B Notes (AUD)	0.00	0.00	0.00	0.00	53,200,000.00
Class C Notes (AUD)	0.00	0.00	0.00	0.00	24,300,000.00

Carryover Amounts for Classes A-1, A-2, B and C Notes are paid quarterly in November, February, May and August.  Carryover amounts do not apply to Class A-3 Notes as the Class A-3 Notes are paid monthly.

Payment Summary

Total Principal Collections for the Quarter due on the Quarterly Payment Date falling on 15 August 2007	AUD
Scheduled Principal Payments	9,243,063.12
Unscheduled Principal Payments	164,964,778.70
Redraws	8,092,950.97

Principal Collections	166,114,890.85

Total Available Principal for the current Quarterly Collection Period	AUD
Principal Collections	166,114,890.85
Principal Charge Offs	0.00
Principal Draws	0.00
Payback of Principal Draws	4,526,847.78
Total Available Principal	170,641,738.63

Total Trust Expenses for the current Quarterly Collection Period due on the Quarterly Payment Date falling on 15 August 2007:	AUD
Accrued Interest Adjustment (St.George Bank Ltd)	0.00
Miscellaneous Expenses	0.00
Austraclear Cash Transfer Fees (SFE Clearing Austraclear Ltd)	0.00
Servicing Fee (St.George Bank Ltd)	2,143,193.30
Managers Fee (Crusade Management Ltd)	642,957.99
Custodian Fee (St.George Custodial Pty Ltd)	107,159.66
Standby Basis Swap Fee (St.George Bank Ltd)	6,000.00
Standby Interest Rate Swap Fee (St.George Bank Ltd)	62,200.11
Total Trust Expenses	2,961,511.06

Total Available Funds for the Quarterly Payment Date falling on 15 August 2007	AUD
Available Income	56,276,537.34
Payment Shortfall	0.00
Principal Draws	0.00
Payback of Principal Draws	-4,526,847.78
Liquidity Draw	0.00
Advances	0.00
Total Available Funds	51,749,689.56

Outstanding Principal Draws	35,287.10

Redraw & Liquidity Reserve for the Quarterly Payment Date falling on 15 August 2007	AUD
Redraw Shortfall	0.00
Redraw Carryover Charge Offs	0.00
Redraw Charge Offs (Current Period)	0.00
Liquidity Reserve Beginning Balance	24,951,068.31
Liquidity Reserve Ending Balance	23,711,861.77

Collateral Data

Pool Summary as at 31 July 2007
Outstanding Balance - Variable Rate Housing Loans (A$)	1,663,270,560
Outstanding Balance - Fixed Rate Housing Loans (A$)	806,505,067
Total Outstanding Balance (A$)	2,469,775,627
Number of Loans Beginning of Period	10,878
Number of Loans End of Period	10,289
Weighed Average Interest Rate	7.27%
Weighted Average Current LVR	64.77%
Average Loan Size	242,040
Weighted Average Seasoning	26 mths
Weighted Average Term to Maturity	316 mths
Threshold Rate	N/A
Servicer Damages (Material breaches of Representations & Warranties)	Nil
Material modifications, extensions or waivers to home loans	Nil

Arrears as at 31 July 2007
31 – 60 days
No. of Loans	114
Balance (A$)	24,866,885
% of Period Pool Balance	1.01%
61 - 90 days
No. of Loans	28
Balance (A$)	7,453,690
% of Period Pool Balance	0.30%
91 – 120 days
No. of Loans	10
Balance (A$)	1,915,875
% of Period Pool Balance	0.08%
121 + days
No. of Loans	16
Balance (A$)	3,962,486
% of Period Pool Balance	0.16%

Foreclosures as at 31 July 2007
Defaults	0.03%
Number of Foreclosures	2
Balance (A$) Foreclosures	802,000

Loss and Recovery Data as at 31 July 2007
Losses	Nil
LMI Claims To Date	Nil
Mortgage Shortfall	Nil

CPR
May 2007	22.91%
June 2007	21.72%
July 2007	20.34%